Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Convertible promissory notes
Schedule of notes payable

Notes payable at December 31, 2020 consisted of the following:

			Unamortized	Notes
	Principal	Contingent	Debt	Payable as of
Issuance date	Balance	Interest	Discount	December 31, 2020
October 26, 2020	$2,250,000	$43,445	$(1,843,151)	$450,295
October 29, 2020	750,000	14,470	(620,548)	143,922
November 6, 2020	102,532	1,974	(87,082)	17,424
	$3,102,532	$59,890	$(2,550,780)	$611,641

Schedule of carrying value of the senior secured convertible notes

As of December 31, 2020, the carrying value of the senior secured convertible notes was comprised of the following:

Principal value of convertible notes	$3,102,532
Original issue discount	(172,500)
Discount resulting from allocation of proceeds to warrant liability	(2,488,544)
Discount resulting from beneficial conversion feature	(462,920)
Amortization of discount	551,752
Loss on issuance of debt	53,541
Loss on extinguishment of debt	23,284
Change in fair value of derivative	4,496
Net carrying value of senior secured convertible notes	$611,641